Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
General and administrative expenses	$ 163,965	$ 141,787	$ 327,930	$ 272,729
Security deposit payments	$ 71,515		$ 71,515
Minimum [Member]
Leases [Line Items]
Lease maturities	2 years		2 years
Maximum [Member]
Leases [Line Items]
Lease maturities	5 years		5 years